Hedge accounting - Summary of detailed information about hedging accounting on the financial position (Detail) mo in Thousands, Unit_pure in Thousands, R$ in Thousands	9 Months Ended
	Sep. 30, 2020 BRL (R$) mo	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount	1,555,227	248,896
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	R$ 1,142,457
Hedged item, Variation in value recognized in income	R$ 51,787
Hedge instrument, Nominal amount | mo	1,159,250
Hedge instrument, Variation in the amounts used to calculate hedge ineffectiveness	R$ (51,361)
Interest rate risk [member] | Fixed Income Securities [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedged item, Book value of liabilities	1,142,457
Hedged item, Variation in value recognized in income	R$ 51,787
Hedge instrument, Nominal amount	1,159,250
Hedge instrument, Variation in the amounts used to calculate hedge ineffectiveness	R$ (51,361)